Risk management - Summary forborne portfolio by forberance type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,461	€ 12,817
% of total portfolio	1.50%	1.50%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,910	€ 5,934
% of total portfolio	1.70%	1.90%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,551	€ 6,883
% of total portfolio	1.40%	1.30%
Increase (decrease) of forborne assets	€ 600
Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	644
Forborne | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,900	€ 5,900
% of total portfolio	1.70%	1.90%
Increase (decrease) of forborne assets	€ (24)
Forborne | Retail Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	667
Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	€ 11,883	€ 11,726
% of total portfolio	1.30%	1.40%
Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 1,578	€ 1,091
% of total portfolio	0.20%	0.10%
Refinancing | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ 487
Residential mortgages | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	608
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	7,732	€ 7,178
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,194	3,191
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	4,538	3,987
Of which: performing | Forborne | Wholesale Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	3
Of which: performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	6,581	6,734
Of which: performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	1,151	444
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,729	5,640
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,716	2,743
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,013	2,897
Of which: non-performing | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	27
Of which: non-performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	5,302	4,993
Of which: non-performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 427	€ 647